COLUMBIA FUNDS VARIABLE INSURANCE TRUST

ONE FINANCIAL CENTER

BOSTON, MA 02111

Writer’s Direct Contact

617.772.3265

February 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Trust)

Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series (collectively, the Funds)

Registration File Nos.: 811-05199 and 033-14954

Dear Ladies and Gentlemen:

In connection with the registration of the Trust under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting for filing on EDGAR, pursuant to Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 31 under the 1933 Act and Amendment No. 33 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

The purpose of this filing is to effect certain material and non-material changes for the Funds of the Trust.

If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ PETER T. FARIEL
Peter T. Fariel
Assistant Secretary
Columbia Funds Variable Insurance Trust
One Financial Center
Boston, MA 02111